Details of Significant Accounts - Pensions, defined benefit plan, narrative (Details) - Perfect Mobile Corp. (Taiwan) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) item
Disclosure of defined benefit plans [line items]
Number of units accrued for each year of service for first 15 years	2
Number of units accrued for each additional year thereafter	1
Maximum number of units accrued	45
Number of months prior to retirement	6 months
Expected contributions to the defined benefit pension plans | $	$ 7
Weighted average duration of the retirement plan	22 years